Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Aug. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 03, 2021
C000226875
Account Value [Line Items]
Line Graph and Table Measure Name	ARGA Emerging Markets Value Fund, Institutional Class Shares
Account Value	$ 285,592	$ 263,995		$ 226,136	$ 228,865	$ 250,000
C000226877
Account Value [Line Items]
Line Graph and Table Measure Name	ARGA International Value Fund, Institutional Class Shares
Account Value	$ 277,597	274,447		222,969	231,975	250,000
C000243045
Account Value [Line Items]
Line Graph and Table Measure Name	ARGA Value Fund, Institutional Class Shares
Account Value	$ 295,450	277,525	$ 250,000
MSCI Emerging Markets Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (NR) (USD)
Account Value	$ 213,106	198,231		180,492	225,873	250,000
MSCI ACWI ex USA Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (NR) (USD)
Account Value	$ 250,167	237,048		205,031	244,094	250,000
S&P 500 Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (NR) (USD)
Account Value	$ 330,561	265,502	250,000
MSCI Emerging Markets Value Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Value Index (NR) (USD)
Account Value	$ 234,807	224,683		196,723	233,718	250,000
MSCI ACWI ex USA Value Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Value Index (NR) (USD)
Account Value	$ 273,759	258,160		$ 220,082	$ 240,764	$ 250,000
Russell 1000 Value Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index (NR) (USD)
Account Value	$ 298,372	$ 262,546	$ 250,000